Fair values of financial instruments not carried at fair value - Fair value of financial instruments not carried at fair value and bases of valuation (Details) - USD ($) $ in Millions	Dec. 31, 2017	Dec. 31, 2016
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	$ 2,433,785	$ 2,293,296
Financial liabilities	2,220,739	2,099,449
Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	69,922	59,939
Customer accounts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,364,462	1,272,386
Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	130,002	88,958
Debt securities in issue
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	169,639	155,683
Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	44,116	44,567
Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	90,393	88,126
Loans and advances to customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	962,964	861,504
Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	201,553	160,974
Debt securities in issue
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	52,919	46,923
Fair value | Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	69,892	59,925
Fair value | Customer accounts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,364,625	1,272,676
Fair value | Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	129,996	88,939
Fair value | Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	90,391	88,140
Fair value | Loans and advances to customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	964,205	861,564
Fair value | Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	201,538	161,031
Fair value | Debt securities in issue
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	54,087	47,223
Fair value | Level 1 | Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Fair value | Level 1 | Customer accounts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Fair value | Level 1 | Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1	0
Fair value | Level 1 | Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Fair value | Level 1 | Loans and advances to customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Fair value | Level 1 | Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	0	0
Fair value | Level 1 | Debt securities in issue
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,363	1,190
Fair value | Level 2 | Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	69,862	59,883
Fair value | Level 2 | Customer accounts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	1,353,017	1,262,540
Fair value | Level 2 | Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	129,995	88,939
Fair value | Level 2 | Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	87,384	85,568
Fair value | Level 2 | Loans and advances to customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	20,029	15,670
Fair value | Level 2 | Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	200,012	159,504
Fair value | Level 2 | Debt securities in issue
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	52,707	46,014
Fair value | Level 3 | Deposits by banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	30	42
Fair value | Level 3 | Customer accounts
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	11,608	10,136
Fair value | Level 3 | Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
Fair value | Level 3 | Loans and advances to banks
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	3,007	2,572
Fair value | Level 3 | Loans and advances to customers
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	944,176	845,894
Fair value | Level 3 | Repurchase agreements – non-trading
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	1,526	1,527
Fair value | Level 3 | Debt securities in issue
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial assets	17	19
At cost | Debt securities in issue
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	64,546	65,915
At cost | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	19,826	20,984
At cost | Fair value | Debt securities in issue
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	65,138	66,386
At cost | Fair value | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	24,095	23,556
At cost | Fair value | Level 1 | Debt securities in issue
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
At cost | Fair value | Level 1 | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
At cost | Fair value | Level 2 | Debt securities in issue
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	65,138	66,386
At cost | Fair value | Level 2 | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	23,740	23,264
At cost | Fair value | Level 3 | Debt securities in issue
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	0	0
At cost | Fair value | Level 3 | Subordinated liabilities
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Financial liabilities	$ 355	$ 292